Standards issued but not yet effective (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Sales of goods	S/ 1,225,639	S/ 1,240,169	S/ 1,231,015
Attributable to
Equity holders of the parent	93,782	116,174	215,532
Non-controlling interests	(13,151)	(3,280)	(3,865)
Net impact	80,631	S/ 112,894	S/ 211,667
IFRS 15 Revenue from Contracts with Customers [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Sales of goods	(4,717,000)
Selling and distribution expenses	4,717,000
Net impact on profit for the year
Attributable to
Equity holders of the parent	(4,717,000)
Non-controlling interests
Net impact	S/ (4,717,000)